Document and Entity Information	12 Months Ended
Dec. 31, 2022 $ / shares shares
Document Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36397
Entity Registrant Name	WEIBO CORPORATION
Entity Incorporation, State or Country Code	KY
Entity Address, Address Line One	8/F, QIHAO Plaza
Entity Address, Address Line Two	No. 8 Xinyuan S. Road
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100027
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424
Auditor Location	Beijing, the People’s Republic of China
Entity Central Index Key	0001595761
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Entity Information
Entity Address, Address Line One	8/F, QIHAO Plaza
Entity Address, Address Line Two	No. 8 Xinyuan S. Road
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100027
Contact Personnel Name	Fei Cao
Country Region	+86
City Area Code	10
Local Phone Number	5898-3095
Contact Personnel Fax Number	+86 10 8260-8888
ADS
Document Entity Information
Title of 12(b) Security	American depositary shares, each representing one Class A ordinary share
Trading Symbol	WB
Security Exchange Name	NASDAQ
Entity Listing, Depository Receipt Ratio	1
Common Stock
Document Entity Information
Entity Common Stock, Shares Outstanding	234,186,394
Class A Ordinary shares
Document Entity Information
Title of 12(b) Security	Class A ordinary shares, par value US$0.00025 per share
Entity Listing, Par Value Per Share | $ / shares	$ 0.00025
Entity Common Stock, Shares Outstanding	139,361,056
No Trading Symbol Flag	true
Class B Ordinary Shares
Document Entity Information
Entity Common Stock, Shares Outstanding	94,825,338